Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total	$ 688	$ 674
Recurring [Member]
Assets:
Total	15
Interest rate swap [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	12
Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	3
Level 1 [Member] | Recurring [Member]
Assets:
Total	0
Level 1 [Member] | Interest rate swap [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	0
Level 1 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	0
Level 2 [Member] | Recurring [Member]
Assets:
Total	15
Level 2 [Member] | Interest rate swap [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	12
Level 2 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	3
Level 3 [Member] | Recurring [Member]
Assets:
Total	0
Level 3 [Member] | Interest rate swap [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	0
Level 3 [Member] | Forward contracts [Member] | Recurring [Member]
Assets:
Derivative Financial Instruments, Assets	$ 0